FORUM FUNDS II
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
May 29, 2018
EDGAR FILING
U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re: Forum Funds II (the "Registrant")
File Nos. 333-188521/811-22842
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the "1933 Act") are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated February 1, 2018  to the Prospectus dated May 18, 2018, for the Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund, each a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on May 18, 2018  (accession number 0001435109-18-000318).
If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.
Sincerely,
/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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